MD&A - Risk management and control - Market Risk (Detail 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
+1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (30.1)	$ (25.0)
Additional tier 1 (AT1) capital instruments	4.9	3.4
Total including AT1 capital instruments	(25.2)	(21.6)
+1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(3.7)	(4.0)
+1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.6)	(0.7)
+1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	0.1	0.1
+1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(26.0)	(20.4)
+1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	0.2	(0.1)
Parallel up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,680.2)	(4,629.1)
Additional tier 1 (AT1) capital instruments	904.6	649.7
Total including AT1 capital instruments	(4,775.5)	(3,979.4)
Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(548.9)	(574.6)
Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(119.3)	(117.0)
Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	16.2	33.2
Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,027.2)	(3,944.3)
Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.9)	(26.3)
Parallel down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	5,875.7	4,841.7
Additional tier 1 (AT1) capital instruments	(1,044.5)	(699.8)
Total including AT1 capital instruments	4,831.3	4,141.9
Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	561.8	642.3
Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	124.3	148.1
Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(29.2)	(45.4)
Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	5,216.0	4,074.9
Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2.8	21.9
Steepener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,401.1)	(1,408.7)
Additional tier 1 (AT1) capital instruments	93.4	(46.8)
Total including AT1 capital instruments	(1,307.6)	(1,455.5)
Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(305.3)	(257.0)
Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(13.1)	(92.8)
Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(11.9)	(28.2)
Steepener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,037.0)	(1,027.4)
Steepener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(33.8)	(3.3)
Flattener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	105.2	344.0
Additional tier 1 (AT1) capital instruments	109.6	189.9
Total including AT1 capital instruments	214.8	533.9
Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	189.6	145.4
Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5.0)	74.1
Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	14.0	32.6
Flattener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(124.2)	94.4
Flattener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	30.8	(2.5)
Short-term up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,194.7)	(1,539.2)
Additional tier 1 (AT1) capital instruments	486.3	438.6
Total including AT1 capital instruments	(1,708.4)	(1,100.6)
Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(27.3)	(83.0)
Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(39.4)	34.3
Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	19.4	42.2
Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,171.3)	(1,519.0)
Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	23.9	(13.8)
Short-term down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,331.9	1,683.1
Additional tier 1 (AT1) capital instruments	(507.8)	(455.5)
Total including AT1 capital instruments	1,824.1	1,227.6
Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	26.5	86.9
Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	41.8	(33.1)
Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(21.8)	(42.5)
Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,312.1	1,658.5
Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(26.8)	13.4
UBS AG | +1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(30.1)	(25.0)
Additional tier 1 (AT1) capital instruments	4.9	3.4
Total including AT1 capital instruments	(25.2)	(21.6)
UBS AG | +1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(3.7)	(4.0)
UBS AG | +1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.6)	(0.7)
UBS AG | +1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	0.1	0.1
UBS AG | +1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(26.0)	(20.4)
UBS AG | +1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	0.2	(0.1)
UBS AG | Parallel up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,680.2)	(4,629.1)
Additional tier 1 (AT1) capital instruments	904.6	649.7
Total including AT1 capital instruments	(4,775.5)	(3,979.4)
UBS AG | Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(548.9)	(574.6)
UBS AG | Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(119.3)	(117.0)
UBS AG | Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	16.2	33.2
UBS AG | Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,027.2)	(3,944.3)
UBS AG | Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.9)	(26.3)
UBS AG | Parallel down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	5,875.7	4,841.7
Additional tier 1 (AT1) capital instruments	(1,044.5)	(699.8)
Total including AT1 capital instruments	4,831.3	4,141.9
UBS AG | Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	561.8	642.3
UBS AG | Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	124.3	148.1
UBS AG | Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(29.2)	(45.4)
UBS AG | Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	5,216.0	4,074.9
UBS AG | Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2.8	21.9
UBS AG | Steepener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,401.1)	(1,408.7)
Additional tier 1 (AT1) capital instruments	93.4	(46.8)
Total including AT1 capital instruments	(1,307.6)	(1,455.5)
UBS AG | Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(305.3)	(257.0)
UBS AG | Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(13.1)	(92.8)
UBS AG | Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(11.9)	(28.2)
UBS AG | Steepener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,037.0)	(1,027.4)
UBS AG | Steepener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(33.8)	(3.3)
UBS AG | Flattener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	105.2	344.0
Additional tier 1 (AT1) capital instruments	109.6	189.9
Total including AT1 capital instruments	214.8	533.9
UBS AG | Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	189.6	145.4
UBS AG | Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5.0)	74.1
UBS AG | Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	14.0	32.6
UBS AG | Flattener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(124.2)	94.4
UBS AG | Flattener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	30.8	(2.5)
UBS AG | Short-term up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,194.7)	(1,539.2)
Additional tier 1 (AT1) capital instruments	486.3	438.6
Total including AT1 capital instruments	(1,708.4)	(1,100.6)
UBS AG | Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(27.3)	(83.0)
UBS AG | Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(39.4)	34.3
UBS AG | Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	19.4	42.2
UBS AG | Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,171.3)	(1,519.0)
UBS AG | Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	23.9	(13.8)
UBS AG | Short-term down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,331.9	1,683.1
Additional tier 1 (AT1) capital instruments	(507.8)	(455.5)
Total including AT1 capital instruments	1,824.1	1,227.6
UBS AG | Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	26.5	86.9
UBS AG | Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	41.8	(33.1)
UBS AG | Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(21.8)	(42.5)
UBS AG | Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,312.1	1,658.5
UBS AG | Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (26.8)	$ 13.4